Stock Incentive Plan and Warrants (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Summary of stock options outstanding
Number Outstanding at December 31, 2012		15,140,956
Weighted Average Remaining contractual Life	5 years 6 months 29 days
Outstanding Weighted Average Exercise Price	$ 0.97
Number Exercisable at December 31, 2012		15,140,956
Exercisable Weighted Average Exercise Price	$ 0.97
Range One [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		18,750
Weighted Average Remaining contractual Life	6 months 29 days
Outstanding Weighted Average Exercise Price	$ 0.32
Number Exercisable at December 31, 2012		18,750
Exercisable Weighted Average Exercise Price	$ 0.32
Range Two [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		50,000
Weighted Average Remaining contractual Life	6 months 29 days
Outstanding Weighted Average Exercise Price	$ 0.60
Number Exercisable at December 31, 2012		50,000
Exercisable Weighted Average Exercise Price	$ 0.60
Range Three [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		789,624
Weighted Average Remaining contractual Life	1 year 2 months 1 day
Outstanding Weighted Average Exercise Price	$ 1.10
Number Exercisable at December 31, 2012		789,624
Exercisable Weighted Average Exercise Price	$ 1.10
Range Four [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		100,000
Weighted Average Remaining contractual Life	1 year 5 months 1 day
Outstanding Weighted Average Exercise Price	$ 0.95
Number Exercisable at December 31, 2012		100,000
Exercisable Weighted Average Exercise Price	$ 0.95
Range Five [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		100,000
Weighted Average Remaining contractual Life	1 year 6 months
Outstanding Weighted Average Exercise Price	$ 1.25
Number Exercisable at December 31, 2012		100,000
Exercisable Weighted Average Exercise Price	$ 1.25
Range Six [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		600,000
Weighted Average Remaining contractual Life	2 years
Outstanding Weighted Average Exercise Price	$ 0.64
Number Exercisable at December 31, 2012		600,000
Exercisable Weighted Average Exercise Price	$ 0.64
Range Seven [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		722,582
Weighted Average Remaining contractual Life	2 years 5 months 1 day
Outstanding Weighted Average Exercise Price	$ 0.75
Number Exercisable at December 31, 2012		722,582
Exercisable Weighted Average Exercise Price	$ 0.75
Range Eight [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		575,000
Weighted Average Remaining contractual Life	2 years 11 months 1 day
Outstanding Weighted Average Exercise Price	$ 0.94
Number Exercisable at December 31, 2012		575,000
Exercisable Weighted Average Exercise Price	$ 0.94
Range Nine [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		4,135,000
Weighted Average Remaining contractual Life	3 years 6 months
Outstanding Weighted Average Exercise Price	$ 1.02
Number Exercisable at December 31, 2012		4,135,000
Exercisable Weighted Average Exercise Price	$ 1.02
Range Ten [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		200,000
Weighted Average Remaining contractual Life	4 years 6 months
Outstanding Weighted Average Exercise Price	$ 1.50
Number Exercisable at December 31, 2012		200,000
Exercisable Weighted Average Exercise Price	$ 1.50
Range Eleven [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		50,000
Weighted Average Remaining contractual Life	5 years 5 months 1 day
Outstanding Weighted Average Exercise Price	$ 1.16
Number Exercisable at December 31, 2012		50,000
Exercisable Weighted Average Exercise Price	$ 1.16
Range Twelve [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		150,000
Weighted Average Remaining contractual Life	5 years 6 months
Outstanding Weighted Average Exercise Price	$ 1.00
Number Exercisable at December 31, 2012		150,000
Exercisable Weighted Average Exercise Price	$ 1.00
Range Thirteen [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		250,000
Weighted Average Remaining contractual Life	6 years 6 months
Outstanding Weighted Average Exercise Price	$ 1.04
Number Exercisable at December 31, 2012		250,000
Exercisable Weighted Average Exercise Price	$ 1.04
Range Fourteen [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		250,000
Weighted Average Remaining contractual Life	7 years 6 months
Outstanding Weighted Average Exercise Price	$ 1.16
Number Exercisable at December 31, 2012		250,000
Exercisable Weighted Average Exercise Price	$ 1.16
Range Fifteen [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		3,000,000
Weighted Average Remaining contractual Life	7 years 6 months
Outstanding Weighted Average Exercise Price	$ 1.00
Number Exercisable at December 31, 2012		3,000,000
Exercisable Weighted Average Exercise Price	$ 1.00
Range Sixteen [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		250,000
Weighted Average Remaining contractual Life	8 years 6 months
Outstanding Weighted Average Exercise Price	$ 1.04
Number Exercisable at December 31, 2012		250,000
Exercisable Weighted Average Exercise Price	$ 1.04
Range Seventeen [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		50,000
Weighted Average Remaining contractual Life	8 years 6 months
Outstanding Weighted Average Exercise Price	$ 0.99
Number Exercisable at December 31, 2012		50,000
Exercisable Weighted Average Exercise Price	$ 0.99
Range Eighteen [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		3,600,000
Weighted Average Remaining contractual Life	8 years 8 months 1 day
Outstanding Weighted Average Exercise Price	$ 0.93
Number Exercisable at December 31, 2012		3,600,000
Exercisable Weighted Average Exercise Price	$ 0.93
Range Nineteen [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		50,000
Weighted Average Remaining contractual Life	9 years 4 months 17 days
Outstanding Weighted Average Exercise Price	$ 0.93
Number Exercisable at December 31, 2012		50,000
Exercisable Weighted Average Exercise Price	$ 0.93
Range Twenty [Member]
Summary of stock options outstanding
Number Outstanding at December 31, 2012		250,000
Weighted Average Remaining contractual Life	9 years 6 months
Outstanding Weighted Average Exercise Price	$ 0.94
Number Exercisable at December 31, 2012		250,000
Exercisable Weighted Average Exercise Price	$ 0.84